Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Net loss	$ (440,314)	$ (17,996)
Other comprehensive income:
Foreign currency translation adjustments	(1,050)
Actuarial loss on defined severance benefits, net of tax	(18)
Total other comprehensive loss	(1,068)
Total comprehensive loss	$ (441,382)	$ (17,996)